LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–83.98%
INVESTMENT COMPANIES–83.98%
Equity Funds–34.25%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,010,272	$ 31,966,074
LVIP SSGA S&P 500 Index Fund	5,811,381	127,635,355
LVIP SSGA Small-Cap Index Fund	757,649	21,134,607
		180,736,036
Fixed Income Fund–29.76%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	12,834,262	157,001,521
		157,001,521
International Equity Fund–19.97%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,540,851	105,391,051
		105,391,051
Total Affiliated Investments (Cost $349,016,917)		443,128,608
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.97%
INVESTMENT COMPANIES–15.97%
Fixed Income Fund–9.96%
SPDR® Portfolio TIPS ETF	1,703,273	$ 52,580,038
		52,580,038
International Equity Fund–6.01%
iShares Core MSCI Emerging Markets ETF	600,181	31,689,557
		31,689,557
Total Unaffiliated Investments (Cost $74,926,419)		84,269,595

TOTAL INVESTMENTS–99.95% (Cost $423,943,336)	527,398,203
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	267,411
NET ASSETS APPLICABLE TO 33,814,256 SHARES OUTSTANDING–100.00%	$527,665,614

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderate Index Allocation Fund–1

LVIP SSGA Moderate Index Allocation Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$443,128,608	$—	$—	$443,128,608
Unaffiliated Investment Companies	84,269,595	—	—	84,269,595
Total Investments	$527,398,203	$—	$—	$527,398,203
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Moderate Index Allocation Fund–2

LVIP SSGA Moderate Index Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Number of Shares 09/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-83.98%@
Equity Funds-34.25%@
✧✧LVIP SSGA Mid-Cap Index Fund	$29,724,424	$8,838,572	$4,918,287	$(884,476)	$(794,159)	$31,966,074	3,010,272	$890,653	$—
✧✧LVIP SSGA S&P 500 Index Fund	119,253,358	18,719,458	18,702,466	446,599	7,918,406	127,635,355	5,811,381	811,205	—
✧✧LVIP SSGA Small-Cap Index Fund	19,777,751	5,758,808	3,175,377	(438,704)	(787,871)	21,134,607	757,649	652,398	—
Fixed Income Fund-29.76%@
✧✧LVIP SSGA Bond Index Fund	147,181,138	31,523,297	30,609,310	289,587	8,616,809	157,001,521	12,834,262	44,526	—
International Equity Fund-19.97%@
✧✧LVIP SSGA International Index Fund	98,398,080	20,787,158	9,751,728	(1,027,503)	(3,014,956)	105,391,051	11,540,851	379,904	—
Total	$414,334,751	$85,627,293	$67,157,168	$(1,614,497)	$11,938,229	$443,128,608		$2,778,686	$—

@ As a percentage of Net Assets as of September 30, 2020.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Moderate Index Allocation Fund–3